Intangible assets and Goodwill - WACC discount rates and perpetual growth rate (Details) - Goodwill And Intangible Assets $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pre-tax WACC discount rate | DoubleDown Interactive CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.124
Pre-tax WACC discount rate | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.167
After-tax WACC discount rate | DoubleDown Interactive CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.121
After-tax WACC discount rate | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.158
Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.121
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Percentage of reasonably possible decrease in unobservable input, assets	(0.50%)
Discount rate, measurement input | DoubleDown Interactive CGU
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (33,043)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	36,153
Discount rate, measurement input | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(1,176)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,260
Perpetual growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.01
Percentage of reasonably possible increase in unobservable input, assets		0.50%
Percentage of reasonably possible decrease in unobservable input, assets		(0.50%)
Perpetual growth rate | DoubleDown Interactive CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.010
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		$ 23,743
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		(21,699)
Perpetual growth rate | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.010
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		815
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		$ (761)